PROSPECTUS

May 1, 2003

JNL® SERIES TRUST

1 Corporate Way • Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Funds, each with its own investment objective.

AIM/JNL Large Cap Growth Fund
AIM/JNL Small Cap Growth Fund
AIM/JNL Premier Equity II Fund
Alger/JNL Growth Fund
Alliance Capital/JNL Growth Fund
Eagle/JNL Core Equity Fund
Eagle/JNL SmallCap Equity Fund
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
JPMorgan/JNL International Value Fund
Janus/JNL Aggressive Growth Fund
Janus/JNL Balanced Fund
Janus/JNL Capital Growth Fund
Janus/JNL Global Equities Fund
Lazard/JNL Mid Cap Value Fund
Lazard/JNL Small Cap Value Fund
Mellon Capital Management/JNL S&P 500 Index Fund
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Mellon Capital Management/JNL Small Cap Index Fund
Mellon Capital Management/JNL International Index Fund
Mellon Capital Management/JNL Bond Index Fund
Oppenheimer/JNL Global Growth Fund
Oppenheimer/JNL Growth Fund
PIMCO/JNL Total Return Bond Fund
PPM America/JNL Balanced Fund
PPM America/JNL High Yield Bond Fund
PPM America/JNL Money Market Fund
PPM America/JNL Value Fund
Putnam/JNL Equity Fund
Putnam/JNL International Equity Fund
Putnam/JNL Midcap Growth Fund
Putnam/JNL Value Equity Fund
S&P/JNL Conservative Growth Fund I
S&P/JNL Moderate Growth Fund I
S&P/JNL Aggressive Growth Fund I
S&P/JNL Very Aggressive Growth Fund I
S&P/JNL Equity Growth Fund I
S&P/JNL Equity Aggressive Growth Fund I
S&P/JNL Core Index 100 Fund
S&P/JNL Core Index 75 Fund
S&P/JNL Core Index 50 Fund
Salomon Brothers/JNL Global Bond Fund
Salomon Brothers/JNL U.S. Government & Quality Bond Fund
T. Rowe Price/JNL Established Growth Fund
T. Rowe Price/JNL Mid-Cap Growth Fund
T. Rowe Price/JNL Value Fund

The Securities and Exchange Commission has not approved or disapproved the Trust’s securities, or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “S&P MidCap 400 Index” and “Standard & Poor’s Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, Mellon Capital Management/JNL S&P 500 Index Fund and Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) and S&P makes no representation regarding the advisability of investing in the Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

TABLE OF CONTENTS

I. About the Funds of the Trust	1

INCLUDES A DESCRIPTION OF EACH FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II. Management of the Trust	136

MANAGEMENT OF THE FUNDS; FUND EXPENSES; SUB-ADVISORY ARRANGEMENTS; INVESTMENT IN TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.

III. Financial Highlights	144

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND’S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

ABOUT THE FUNDS OF THE TRUST

AIM/JNL Large Cap Growth Fund

Investment Objective. The investment objective of the AIM/JNL Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000® Index, which includes the 3,000 largest U.S. companies based on total market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Convertible securities risk. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund’s assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

  Derivatives risk. Investing in derivative instruments, such as futures and options, involves special risks. The Fund’s sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 1.69% (4th quarter of 2002) and its lowest quarterly return was -14.46% (2nd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
AIM/JNL Large Cap Growth Fund	-25.47%	-15.75%
S&P 500 Index	-22.10%	-14.51%
Russell 1000 Growth Index	-21.65%	-13.92%

The Russell 1000 Growth Index is a style specific index. The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 29, 2001.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management/Administrative Fee	1.10%
Estimated Distribution (12b-1) Expense*	.05%
Other Expenses	.0%
Total Fund Annual Operating Expenses	1.15%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$117
3 Years	$365
5 Years	$633
10 Years	$1,398

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

Initial public offerings. The Fund may participate in the initial public offering (IPO) market. Because of the Fund’s small asset base, any investment the Fund may make in IPOs may significantly increase the Fund’s total returns. As the Fund’s assets grow, the impact of IPO investments will decline, which may reduce the Fund’s total return.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Large Cap Growth Fund is A I M Capital Management, Inc. (“AIM”), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

  Geoffrey V. Keeling, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.
  Robert L. Shoss, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

AIM/JNL Small Cap Growth Fund

Investment Objective. The investment objective of the AIM/JNL Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000® Index, which includes the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Small cap investing risk. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

  Derivatives risk. Investing in derivative instruments, such as futures and options, involves special risks. The Fund’s sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 5.91% (4th quarter of 2002) and its lowest quarterly return was -18.11% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
AIM/JNL Small Cap Growth Fund	-27.32%	-13.52%
S&P 500 Index	-22.10%	-14.51%
Russell 2000 Growth Index	-20.48%	-7.94%

The S&P 500 Index is a broad-based, unmanaged index. The Russell 2000 Growth Index is a style specific index.
* The Fund began operations on October 29, 2001.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.15%
Estimated Distribution (12b-1)Expense*	.02%
Other Expenses	.0%
Total Fund Annual Operating Expenses	1.17%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Small Cap Growth Fund is A I M Capital Management, Inc. (“AIM”), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual, who is assisted by the Small Cap Growth Team, and is primarily responsible for the day-to-day management of the Fund’s portfolio is:

  Ryan E. Crane, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1994.

AIM/JNL Premier Equity II Fund

Investment Objective. The investment objective of the AIM/JNL Premier Equity II Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities, including convertible securities. In complying with the 80% requirement, the Fund’s investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include warrants, futures, options, exchange traded funds and American Depositary Receipts. The Fund may invest in preferred stocks and debt instruments that have prospects for growth of capital.

The Fund also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company’s equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

  Derivatives risk. Investing in derivative instruments, such as futures and options, involves special risks. The Fund’s sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 4.90% (4th quarter of 2002) and its lowest quarterly return was -17.11% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
AIM/JNL Premier Equity II Fund	-28.23%	-17.90%
S&P 500 Index	-22.10%	-14.51%

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 29, 2001.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.05%
Estimated Distribution (12b-1) Expense*	.04%
Other Expenses	.0%
Total Fund Annual Operating Expenses	1.09%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position.In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

Portfolio turnover. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses.

Initial public offerings. The Fund may participate in the initial public offering (IPO) market. Because of the Fund’s small asset base, any investment the Fund may make in IPOs may significantly increase the Fund’s total returns. As the Fund’s assets grow, the impact of IPO investments will decline, which may reduce the Fund’s total return.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the AIM/JNL Premier Equity II Fund is AIM Capital Management, Inc. (“AIM”), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

  Robert A. Shelton, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.
  Kellie Veazey, Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.
  Abel Garcia, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 2000. From 1984 to 2000, he was Senior Portfolio Manager for Waddell & Reed.
  Meggan M. Walsh, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1991.
  Michael Yellen, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1994.

Alger/JNL Growth Fund

Investment Objective. The investment objective of the Alger/JNL Growth Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Fund considers a large company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.

To provide flexibility to take advantage of investment opportunities, the Fund may hold a portion of its assets in money market investments and repurchase agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -20.09% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Alger/JNL Growth Fund	-33.19%	-0.16%	4.75%
S&P 500 Index	-22.10%	0.59%	7.54%

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 16, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.08%
Estimated Distribution (12b-1) Expense*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.08%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. The Fund may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation in the Fund’s portfolio.

Portfolio turnover. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Sub-Adviser and Portfolio Management. The sub-adviser to the Alger/JNL Growth Fund is Fred Alger Management, Inc. (Alger Management), which is located at 111 Fifth Avenue, New York, New York 10003. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which, in turn, is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. As of December 31, 2002, Alger Management had $8.4 billion in assets under management.

Fred M. Alger, III, is the key strategist for the Fund, overseeing the investments of the Fund. Mr. Alger, who founded Alger Management, has served as Chairman of the Board since 1964 and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung has been employed by Alger Management since 1994 as a Vice President and analyst from 1996 to 1999, as Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun has been employed by Alger Management as an Executive Vice President since September 2001, prior to which he was employed by Alger Management as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

Alliance Capital/JNL Growth Fund

Investment Objective. The investment objective of the Alliance Capital/JNL Growth Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. Normally, the Fund invests in about 40-60 companies, with what the sub-adviser believes to be the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer’s current and projected revenue, earnings, cash flow and assets, as well as general market conditions. The Fund invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Fund may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Fund’s investments generate is incidental to the objective of capital growth.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall. In addition, because the Fund invests in a smaller number of securities than many other equity funds, the Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -17.94% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
Alliance Capital/JNL Growth Fund	-31.03%	-3.85%
S&P 500 Index	-22.10%	-2.25%

The S&P 500 Index is a broad-based, unmanaged index.
*The Fund began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.88%
Estimated Distribution (12b-1) Expense*	0.01%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.89%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$91
3 Years	$284
5 Years	$493
10 Years	$1,096

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund’s portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

Portfolio turnover. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Alliance Capital/JNL Growth Fund is Alliance Capital Management L.P. (“Alliance”), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation (“ACMC”), an indirect wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”), is the general partner. As of December 31, 2002, Alliance Capital Management Holding L.P. (“Alliance Holding”) owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance (“Alliance Units”). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. (“NYSE”) in the form of units (“Alliance Holding Units”). As of December 31, 2002, AXA Financial, together with certain of its wholly owned subsidiaries, including ACMC, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly owned subsidiary of AXA, a French company.

James G. Reilly, Executive Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Fund. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1994. Mr. Reilly has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Hasnain has shared responsibility for the day-to-day management of the Fund since January 1999.

Eagle/JNL Core Equity Fund

Investment Objective. The investment objective of the Eagle/JNL Core Equity Fund is long-term capital appreciation and, secondarily, current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

•       Under the growth equity strategy, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company’s competitive advantage in the marketplace and the company’s management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 7% of the total assets of the growth equity portion of the Fund, the sub-adviser typically will reduce the position to less than 7%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.

      The sub-adviser seeks securities of companies which:

--	have projected earnings growth and return on equity greater than 15%,
--	are dominant in their industries, and
--	have the ability to create and sustain a competitive advantage.

•      Under the value equity strategy, the sub-adviser looks for companies that are attractively priced either on a relative or absolute base. Such stocks typically have traditional value characteristics such as a low price-to-earnings ratio, low price-to-cash flow ratio, low price-to-sales ratio and low price-to-book value ratio. Further fundamental research is then used to screen the universe of medium and large capitalization companies to identify those stocks that exhibit many or all of the following characteristics:

  poised to experience earnings growth in response to cyclical fluctuations in the economy, presence of a catalyst to "unlock" unrealized value and stimulate investor interest, such as a new product line or management change, strong management,
  well-defined company strategy,
  financial stability, and
  positive industry outlook.

•      Under the equity income strategy, the sub-adviser invests primarily in medium to large capitalization stocks with above-average dividend yields and rising dividends, seeking to provide both income and growth. The portfolio is diversified among common stocks, convertible bonds, convertible preferred stocks and Real Estate Investment Trusts. Securities in the portfolio often have value the sub-adviser believes is not fully recognized in the general market.

The sub-adviser divides the Fund’s assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.

The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the characteristics applicable to the security’s selection. However, the Fund may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Fund’s investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Although the Fund emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Fund may invest in non-investment-grade securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

  Non-investment grade risk. A non-investment grade security may fluctuate more in value, and present a greater risk of default, than a higher-rated security.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -16.65% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 years	Life of Fund*
Eagle/JNL Core Equity Fund	-20.53%	0.68%	6.17%
S&P 500 Index	-22.10%	-0.59%	5.61%

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on September 16, 1996.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.97%
Estimated Distribution (12b-1) Expense*	0.03%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.00%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,225

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund’s portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

Derivatives. The Fund may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Eagle/JNL Core Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Fund. Mr. Ashi Parikh, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the growth equity strategy. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio for five years. Mr. Ed Cowart, Managing Director and Portfolio Manager, is responsible for the day–to-day management of the value equity strategy. Mr. Cowart joined Eagle in July 1999, after serving as Managing Director at Banc One Investment Advisors in Columbus, Ohio for nine years. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the equity income strategy. He has been responsible for the equity income strategy since the inception of the Fund. Mr. Kirschbaum has been with Eagle since 1986.

Eagle/JNL SmallCap Equity Fund

Investment Objective. The investment objective of the Eagle/JNL SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000® Index. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Small cap investing. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -24.08% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 years	Life of Fund*
Eagle/JNL SmallCap Equity Fund	-22.77%	-2.14%	4.53%
Russell 2000 Index	-20.48%	-1.48%	3.03%

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on September 16, 1996.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.05%
Estimated Distribution (12b-1) Expense*	0.03%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.08%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund’s portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

Other investments. The Eagle/JNL SmallCap Equity Fund may also invest in American Depositary Receipts of foreign issuers, U.S. Government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Eagle/JNL SmallCap Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund

Investment Objective. The investment objective of the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund is to provide high total return from a broadly diversified portfolio of equity securities.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), generally tracking the industry weighting of that Index. Within each industry, the Fund modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Fund seeks returns that slightly exceed those of the S&P 500 Index over the long-term with virtually the same level of volatility. The Fund’s foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

In managing the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

  Based on its in-house research, the sub-adviser takes an in-depth look at company prospects over a relatively long period, often as much as five years, rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.
  The research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. These valuation rankings are produced with the help of models that quantify the research team's findings.
  The sub-adviser buys and sells stocks for the Fund according to the policies of the Fund based on the sub-adviser's research and valuation rankings.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 11.35% (4th quarter of 2001) and its lowest quarterly return was -17.77% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund	-24.94%	-12.07%
S&P 500 Index	-22.10%	-9.72%

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 16, 1999.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.89%
Estimated Distribution (12b-1) Expense*	0.01%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.90%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$92
3 Years	$287
5 Years	$498
10 Years	$1,108

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. In general, the sub-adviser buys stocks that it identifies as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund’s sub-adviser may consider other criteria, such as: catalysts that could trigger a rise in a stock’s price; high potential reward compared to potential risk; and temporary mispricings caused by market overreactions. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock’s weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

Temporary defensive position. The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. During any period in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts and swaps, for hedging and risk management, i.e., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Nanette Buziak, Vice President of J.P. Morgan, Timothy Devlin, Vice President of J.P. Morgan and Jonathan Golub, Vice President of J.P. Morgan share the responsibility for the day-to-day management of the Fund. Ms. Buziak has been with J.P. Morgan since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc. Mr. Devlin has been with J.P. Morgan since 1996 and has managed the Fund since its inception. Mr. Golub has been with J.P. Morgan since 2001 and prior to that time, he led the consultant relations effort at Scudder Kemper Investment for approximately three years and Chancellor LGT for five years.

JPMorgan/JNL International Value Fund (formerly the J.P. Morgan/JNL International & Emerging Markets Fund)

Investment Objective. The investment objective of the JPMorgan/JNL International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”). The Fund’s industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser’s research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The sub-adviser considers “emerging markets” to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Emerging markets risk. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -24.76% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
JPMorgan/JNL International Value Fund	-26.59%	-7.83%
SSB PMI Value EPAC Index	-13.08%	-3.05%
MSCI All Country World Free (ex-U.S.) Index	-16.53%	-6.73%

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.08%
Estimated Distribution (12b-1) Expense*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.08%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

Temporary defensive position. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund’s portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions.

Portfolio turnover. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JPMorgan/JNL International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan, and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

Janus/JNL Aggressive Growth Fund

Investment Objective. The investment objective of the Janus/JNL Aggressive Growth Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies selected for their growth potential. The Janus/JNL Aggressive Growth Fund invests primarily in equity securities when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund’s cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund’s portfolio.

The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest without limit in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Small cap investing risk. The prices of securities of smaller companies may fluctuate more than securities of larger, more established companies. Also, since securities of smaller companies may not be traded as actively as those of larger companies, it may be difficult or impossible for the Fund to sell those securities at a desirable price.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -24.01% (1st quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Janus/JNL Aggressive Growth Fund	-29.76%	3.50%	9.32%
S&P 500 Index	-22.10%	-0.59%	8.66%
Russell 1000 Growth Index	-28.56%	-4.52%	5.29%

The S&P 500 Index and the Russell 1000 Growth Index are broad-based, unmanaged indices.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.02%
Estimated Distribution (12b-1) Expense*	0.08%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.10%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$112
3 Years	$350
5 Years	$606
10 Years	$1,340

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Special situations. The Fund may invest in “special situations” from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Fixed Income Investments. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

Lower-rated securities. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as “junk bonds.” These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody’s, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Janus/JNL Aggressive Growth Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Scott Schoelzel, Vice President of Janus Capital and Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund. Mr. Schoelzel joined Janus Capital in 1994. He holds a Bachelor Degree in Business from Colorado College. Mr. Schoelzel has had responsibility for the day-to-day management of the Fund since April 1, 2003.

Janus/JNL Balanced Fund

Investment Objective. The investment objective of the Janus/JNL Balanced Fund is long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Janus/JNL Balanced Fund invests primarily in equity securities when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund’s position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund’s portfolio. The Fund will normally invest at least 25% of its assets in fixed-income securities. The Fund may invest without limit in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock’s price to fall.
  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 4.93% (4th quarter of 2001) and its lowest quarterly return was -5.59% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
Janus/JNL Balanced Fund	-6.57%	-4.90%
S&P 500 Index	-22.10%	-16.28%
Lehman Brothers Gov't/Corp. Bond Index	11.04%	11.01%

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Gov’t/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.
* The Fund began operations on May 1, 2000.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.05%
Estimated Distribution (12b-1) Expense*	0.02%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.07%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,306

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Special situations.The Fund may invest in “special situations” from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Lower-rated securities. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as “junk bonds.” These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody’s, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Janus/JNL Balanced Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Karen L. Reidy is Vice President of Janus Capital and the Portfolio Manager of the Fund. She is also the portfolio manager and Executive Vice President of Janus Balanced Fund and Janus Core Equity Fund. Ms. Reidy also manages separate accounts and sub-advised portfolios in the Balanced discipline. Ms. Reidy joined Janus Capital in 1995 as a research analyst. Before assuming management responsibilities of Janus Balanced Fund and Janus Equity Income Fund in January 2000, Ms. Reidy was Assistant Portfolio Manager of Janus Fund, focusing her research on large-capitalization companies. Ms. Reidy earned a bachelor’s degree in accounting from the University of Colorado. She passed the Certified Public Accountant exam in 1992 and has earned the right to use the Chartered Financial Analyst designation.

Janus/JNL Capital Growth Fund

Investment Objective. The investment objective of the Janus/JNL Capital Growth Fund is long-term growth of capital in a manner consistent with the preservation of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective through a non-diversified portfolio consisting primarily of equity securities of U.S. and foreign companies selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index and are determined at the time their securities are acquired by the Fund. The market capitalizations within the Index will vary, but as of December 31, 2002, they ranged between approximately $225 million and $10.51 billion. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund’s position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund’s portfolio.

The Fund normally invests a majority of its equity assets in medium-sized companies. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest without limit in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Mid-capitalization investing risk. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -32.74% (1st quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Janus/JNL Capital Growth Fund	-29.21%	-3.49%	5.47%
S&P MidCap 400 Index	-14.51%	6.40%	12.47%

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.04%
Estimated Distribution (12b-1) Expense*	0.05%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.09%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$114
3 Years	$347
5 Years	$601
10 Years	$1,329

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Special situations. The Fund may invest in “special situations” from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Fixed Income Investments. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

Lower-rated securities. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as “junk bonds.” These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody’s, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Janus/JNL Capital Growth Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Jonathan Coleman, Vice President of Janus Capital and Portfolio Manager of the Fund, is responsible for the day-to-day management of the Janus/JNL Capital Growth Fund. Mr. Coleman was a research analyst with Janus Capital from 2000 through 2001. Mr. Coleman joined Janus Capital in 1994. Mr. Coleman earned a bachelor’s degree from Williams College. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation. Mr. Coleman has had responsibility for the day-to-day management of the Fund since February 1, 2002.

Janus/JNL Global Equities Fund*

Investment Objective. The investment objective of the Janus/JNL Global Equities Fund is long-term growth of capital in a manner consistent with the preservation of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund’s position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund’s portfolio.

The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Fund can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Fund normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Fund may invest without limit in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -20.53% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Janus/JNL Global Equities Fund	-27.12%	-0.99%	8.95%
Morgan Stanley Capital International World Index	-21.06%	-3.29%	2.43%

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.07%
Estimated Distribution (12b-1) Expense*	0.03%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.10%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$112
3 Years	$350
5 Years	$606
10 Years	$1,340

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Special situations. The Fund may invest in “special situations” from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Fixed Income Investments. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

Lower-rated securities. The Fund may invest in high-yield, high-risk fixed-income securities, commonly known as “junk bonds.” These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody’s, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default, and may fluctuate more in value than higher-rated securities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Janus/JNL Global Equities Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Laurence Chang, Vice President of Janus Capital and Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund. Laurence Chang is Manager and Executive Vice President of Janus Worldwide Fund, Janus Aspen Worldwide Growth Portfolio and Janus Adviser Worldwide Fund. He also manages separate accounts and an institutional commingled fund in the International Growth discipline. Mr. Chang joined Janus Capital in 1993. Mr. Chang received his Bachelor of Arts degree in religion with a concentration in philosophy from Dartmouth College, graduating summa cum laude, and a Master’s degree in political science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation. Mr. Chang has been co-manager of the Fund since January 2000.

Lazard/JNL Mid Cap Value Fund

Investment Objective. The investment objective of the Lazard/JNL Mid Cap Value Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap® Index. The sub-adviser may sell a security for any of the following reasons:

  its price rises to a level where it no longer reflects value (target valuation);
  the underlying investment assumptions are no longer valid;
  company management changes their direction; or
  external events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

  Mid-capitalization investing risk. The prices of securities of mid-capitalization companies may fluctuate more than those of larger, more established companies.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -16.09% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
Lazard/JNL Mid Cap Value Fund	-14.08%	3.49%
Russell Midcap®Index	-17.44%	-0.43%

The Russell Midcap® Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.08%
Estimated Distribution (12b-1) Expense*	0.04%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.12%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

Derivatives. The Fund may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Mid Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (Lazard Frères), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis. Herbert W. Gullquist, Andrew Lacey and Christopher Blake share primary responsibility for the day-to-day management of the Fund. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice Chairman of Lazard Frères, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard’s investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Director of Lazard. Mr. Blake, a research analyst, has been with Lazard since 1995. Mr. Gullquist has been responsible for the day-to-day management of the Fund since the inception of the Fund. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively.

Lazard/JNL Small Cap Value Fund

Investment Objective. The investment objective of the Lazard/JNL Small Cap Value Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Fund’s equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000 Index. The sub-adviser may sell a security for any of the following reasons:

  its price rises to a level where it no longer reflects value (target valuation);
  the underlying investment assumptions are no longer valid;
  company management changes their direction; or
  external events occur (e.g., changes in regulation, taxes and competitive position).

The Fund may invest in equity securities of larger U.S. companies or investment-grade fixed-income securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

  Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

  In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -18.94% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
Lazard/JNL Small Cap Value Fund	-17.22%	0.11%
Russell 2000 Index	-20.48%	-2.68%

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.14%
Estimated Distribution (12b-1) Expense*	0.03%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.17%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Small Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (Lazard Frères), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis. Herbert W. Gullquist and Patrick Mullin share primary responsibility for the day-to-day management of the Fund. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice Chairman of Lazard Frères, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard’s investment philosophy and guidelines. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Gullquist and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since January 2001.

Mellon Capital Management/JNL S&P 500 Index Fund

Investment Objective. The investment objective of the Mellon Capital Management/JNL S&P 500 Index Fund is to match the performance of the S&P 500® Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500. This approach is called “replication.” When replicating a capitalization-weighted index such as the S&P 500, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 in proportion to the weighting in the S&P 500. To the extent that the Fund seeks to replicate the S&P 500 using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 performance. The Fund’s ability to achieve significant correlation between Fund and S&P 500 performance may be affected by changes in securities markets and changes in the composition of the S&P 500.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock’s price to fall

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

  Index investing risk. While the S&P 500 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund’s performance will be more vulnerable to changes in the market value of those companies.

  The stocks of the S&P 500 in which the Fund invests are considered large-capitalization stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

  The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

  The correlation between the Fund and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index, the size of the Fund’s portfolio and the timing of purchases and redemptions of the Fund’s shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund’s performance may be lower than that of the index.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.60%
Estimated Distribution (12b-1) Expense*	.01%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.61%

*As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The S&P 500 Index. The S&P 500 is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. The inclusion of a stock in the S&P 500 in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

Mellon Financial Corporation, the parent company of the Fund’s sub-adviser, stock is included in the S&P 500 Index and, therefore, the Fund will purchase and own Mellon Financial Corporation stock.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Mellon Capital Management/JNL S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.

Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund

Investment Objective. The investment objective of the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund is to match the performance of the S&P 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 400 Index in proportion to their market capitalization weighting in the S&P 400. This approach is called “replication.” When replicating a capitalization-weighted index such as the S&P 400, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 in proportion to the weighting in the S&P 400. To the extent that the Fund seeks to replicate the S&P 400 using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 400 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 performance. The Fund’s ability to achieve significant correlation between the Fund and S&P 400 performance may be affected by changes in securities markets and changes in the composition of the S&P 400.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock’s price to fall

  Mid-capitalization investing risk. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

  Index investing risk. While the S&P 400 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 to be significantly influenced by a handful of companies. Thus, the Fund’s performance will be more vulnerable to changes in the market value of those companies.

  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies.

  The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

  The correlation between the Fund and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index, the size of the Fund’s portfolio and the timing of purchases and redemptions of the Fund’s shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund’s performance may be lower than that of the index.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.60%
Estimated Distribution (12b-1) Expense*	.01%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.61%

*As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The S&P 400 Mid Cap Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P 400 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 is weighted by its market capitalization (or the stock’s price multiplied by the number of shares outstanding, as the S&P 400 is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.

Mellon Capital Management/JNL Small Cap Index Fund

Investment Objective. The investment objective of the Mellon Capital Management/JNL Small Cap Index Fund is to match the performance of the Russell 2000® Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 using sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock’s price to fall

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

  Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

  Mid-cap investing risk. Mid-capitalization stocks may be more volatile in price than large-capitalization stocks that dominate the overall stock market, and often perform quite differently.

  Index investing risk. While the Russell 2000 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 to be significantly influenced by a handful of companies. Thus, the Fund’s performance will be more vulnerable to changes in the market value of those companies.

  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds.

  The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

  The correlation between the Fund and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index, the size of the Fund’s portfolio and the timing of purchases and redemptions of the Fund’s shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund’s performance may be lower than that of the index.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.60%
Estimated Distribution (12b-1) Expense*	0.02%
Other Expenses	0%
Other ExpensesTotal Fund Annual Operating Expenses	0.62%

*As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Russell 2000 Index. The Russell 2000 is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000).

The inclusion of a security in the Russell 2000 in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Mellon Capital Management/JNL Small Cap Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.

Mellon Capital Management/JNL International Index Fund

Investment Objective. The investment objective of the Mellon Capital Management/JNL International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® 1 Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE Free Index or derivative securities economically related to the MSCI EAFE Free Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund’s objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

  Index investing risk. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund’s performance will be more vulnerable to changes in the market value of those companies.

  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower than that of other types of funds, such as those emphasizing domestic companies.

  The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

  The correlation between the Fund and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index, the size of the Fund’s portfolio and the timing of purchases and redemptions of the Fund’s shares. Because the Fund has operating expenses and other considerations that the index does not, the Fund’s performance may be lower than that of the index.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.65%
Estimated Distribution (12b-1) Expense*	.00%
Total Fund Annual Operating Expenses	0%
Other Expenses	0.65%

*As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The MSCI EAFE Free Index.The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Free Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Mellon Capital Management/JNL International Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.

Mellon Capital Management/JNL Bond Index Fund

Investment Objective. The investment objective of the Mellon Capital Management/JNL Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Pre-payment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Index investing risk. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor bond performance.

  The correlation between the Fund and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index, the size of the Fund’s portfolio and the timing of purchases and redemptions of the Fund’s shares. Because the Fund is subject to expenses and other considerations to which the index is not, and because the sub-adviser uses a sampling technique rather than full replication of the index, the Fund’s performance may be lower than that of the index.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.60%
Estimated Distribution (12b-1) Expense*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.60%

*As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Index is comprised of investment-grade, fixed-rate U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria: (1) the maturity must be greater than one year; (2) the issue must have at least $100 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody’s Investors Service; (4) the rate must be fixed; and (5) the bond must be U.S. dollar-denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.

Derivatives. Derivatives, such as futures or options on futures, are permitted investments of the Fund. However, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided by the Fund's principal investments. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Mellon Capital Management/JNL Bond Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.

Oppenheimer/JNL Global Growth Fund

Investment Objective. The investment objective of the Oppenheimer/JNL Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Mid-cap investing risk. The stock prices of mid-capitalization companies may tend to fluctuate more widely than those of larger, more established companies.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Emerging market risk. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Industry focus risk. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

  Cyclical opportunities risk. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund’s share prices.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 3.30% (4th quarter of 2002) and its lowest quarterly return was -18.48% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
Oppenheimer/JNL Global Growth Fund	-22.33%	-17.85%
Morgan Stanley Capital International World Index	-21.06%	-20.12%

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
*The Fund began operations on May 1, 2001.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.05%
Estimated Distribution (12b-1) Expense*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.05%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

  Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide,
  Companies that stand to benefit from global growth trends,
  Businesses with strong competitive positions and high demand for their products or services,
  Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Temporary defensive position. For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Oppenheimer/JNL Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at 498 7th Avenue, New York, New York 10018. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

William L.Wilby, Senior Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund. He joined Oppenheimer in 1991. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and Ph.D. in international economics from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation.

Oppenheimer/JNL Growth Fund

Investment Objective. The investment objective of the Oppenheimer/JNL Growth Fund is to seek capital appreciation.

Principal Investment Strategies. The Fund invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Mid-cap investing risk. The prices of stocks of mid-capitalization companies may fluctuate more widely than those of larger, more established companies.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was -3.17% (4th quarter of 2002) and its lowest quarterly return was -11.36% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
Oppenheimer/JNL Growth Fund	-25.29%	-18.97%
S&P 500 Index	-22.10%	-18.33%

The S&P 500 Index is a broad-based, unmanaged index.
*The Fund began operations on May 1, 2001.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.00%
Estimated Distribution (12b-1) Expense*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.00%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,225

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Security selection criteria. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently the portfolio manager looks for:

  Companies that are established and well-known in the marketplace

  Companies with above-average earnings growth

  Companies in high-growth market sectors that are leaders within their sectors

  Growth rates that the portfolio manager believes may be sustainable over time.

Temporary defensive position. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment-grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund’s shares or portfolio securities or to meet anticipated redemptions of Fund shares. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Oppenheimer/JNL Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at 498 7th Avenue, New York, New York 10018. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Bruce Bartlett, Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund. He joined Oppenheimer in 1995, prior to which he was a Vice President and Senior Portfolio Manager with First of America Investment Corporation. Mr. Bartlett holds a Bachelor of Science in microbiology and chemistry from the University of Michigan and an M.B.A. from Grand Valley State University. He has earned the right to use the Chartered Financial Analyst designation.

PIMCO/JNL Total Return Bond Fund

Investment Objective. The investment objective of the PIMCO/JNL Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser’s forecast for interest rates.

The Fund may invest up to 10% of its assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

  For bonds, market risk includes credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of a security will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise causing the value of bonds, including those held by the Fund, to fall. A broad-based market drop also may cause a bond’s price to fall.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Emerging market risk. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
PIMCO/JNL Total Return Bond Fund	8.85%	7.27%
Lehman Brothers Aggregate Bond Index	2.07%	7.28%

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
*The Fund began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.80%
Estimated Distribution (12b-1) Expenses*	0.00%
Other Expenses	0.00%
Total Fund Annual Operating Expenses	0.80%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$82
3 Years	$255
5 Years	$444
10 Years	$990

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

When-issued securities. The Fund may invest in when-issued and delayed-delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

Lower-rated securities. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as “junk bonds.” These are debt securities rated BB or lower by S&P or Ba or lower by Moody’s, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PIMCO/JNL Total Return Bond Fund is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971. PIMCO is indirectly owned and controlled by Allianz A.G.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Fund. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

PPM America/JNL Balanced Fund

Investment Objective. The investment objective of the PPM America/JNL Balanced Fund is reasonable income, long-term capital growth and preservation of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and fixed-income securities of U.S. companies, but may also invest in securities convertible into common stocks, deferred debt obligations and zero coupon bonds. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is approximately 45-75% of its assets in equities and 25-55% in fixed-income securities.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities. However, the Fund may take a modest position in lower- or non-rated fixed-income securities, and if, in the sub-adviser’s opinion, market conditions warrant, may increase its position in lower- or non-rated securities from time to time.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 9.77% (2nd quarter of 1997) and its lowest quarterly return was -11.16% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
PPM America/JNL Balanced Fund	-1.93%	5.23%	5.23%
S&P 500 Index	-22.10%	-0.59%	8.66%
Lehman Brothers Aggregate Bond Index	2.07%	7.53%	7.58%

Each of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.81%
Estimated Distribution (12b-1) Expenses*	0.01%**
Other Expenses	0%
Total Fund Annual Operating Expenses	0.82%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The PPM America/JNL Balanced Fund invests primarily in common stocks and fixed-income securities.

Derivatives. The Fund may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Temporary defensive position. For temporary, defensive purposes, the Fund may invest up to all of its assets in cash equivalents, such as U.S. Government securities and high-grade commercial paper. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Balanced Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives. PPM has supervised and managed the investment portfolio of the Fund since May 1, 1997.

PPM America/JNL High Yield Bond Fund

Investment Objective. The primary investment objective of the PPM America/JNL High Yield Bond Fund is to provide a high level of current income; its secondary investment objective is capital appreciation by investing in fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

Principal Investment Strategies. The Fund attempts to achieve its objective by investing in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Fund will invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in “junk bonds,” which are bonds rated Ba or below by Moody’s or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Fund will not invest more than 10% of its total assets in bonds rated C by Moody’s or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality. In pursuing its secondary investment objective of capital appreciation, the Fund may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Fund may invest for this purpose up to 20% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in the securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  To the extent the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Treating high current income as its primary investment objective means that the Fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 5.71% (3rd quarter of 1997) and its lowest quarterly return was -4.58% (4th quarter of 2000).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
	1 year	5 year	Life of Fund*
PPM America/JNL High Yield Bond Fund	2.05%	1.33%	5.21%
Lehman Brothers High Yield Index	-1.41%	0.38%	4.43%

The Lehman Brothers High Yield Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.82%
Estimated Distribution (12b-1) Expenses*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.82%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$84
3 Years	$262
5 Years	$455
10 Years	$1,014

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The Fund invests the majority of its assets under normal market conditions in U.S. corporate bonds of below investment-grade quality and with maturities exceeding three years.

Currencies and derivatives. In addition to investing in securities of foreign issuers, the Fund may also hold a portion of its assets in foreign currencies and enter into forward currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. Investment in derivative instruments involves special risks. The Fund’s sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund. If the sub-adviser uses derivatives in an attempt to ‘hedge” the overall risk of the portfolio, that strategy may not be successful due, for example, to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Other investments. The Fund may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The actual payment for and delivery of when-issued securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of such securities can result in a loss if their value declines prior to the settlement date. This can occur, for example, if interest rates increase prior to settlement.

Zero-coupon bonds. The Fund may invest without limit in zero coupon bonds. The prices of zero-coupon bonds tend to fluctuate more widely in response to changes in interest rates than the prices of bonds that pay current interest.

Temporary defensive position. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL High Yield Bond Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.

PPM America/JNL Money Market Fund

Investment Objective. The investment objective of the PPM America/JNL Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies. The Fund invests in the following types of high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.

  Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities;

  Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

  Corporate obligations, including commercial paper, of domestic and foreign issuers;

  Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

  Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

Principal Risks of Investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

  Market risk. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Risk of investment in banking industry. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 0.23% (4th quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
PPM America/JNL Money Market Fund	1.07%	3.98%	4.34%
Merrill Lynch Treasury Bill Index (3 month)	1.71%	4.36%	4.69%

The 7-day yield of the Fund on December 31, 2002, was 0.71%. The Merrill Lynch Treasury Bill Index is a broad-based unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.69%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.69%

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$70
3 Years	$221
5 Years	$384
10 Years	$859

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Money Market Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.

PPM America/JNL Value Fund

Investment Objective. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund primarily seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.85%
Estimated Distribution (12b-1) Expense*	0.13%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.98%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example

1 Year	$100
3 Years	$312
5 Years	$542
10 Years	$1,201

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

Temporary defensive position. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund’s investment objectives.

Putnam/JNL Equity Fund

Investment Objective. The investment objective of the Putnam/JNL Equity Fund is long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.  The Fund may invest a portion of its assets in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock’s price to fall.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -20.21% (1st quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Putnam/JNL Equity Fund	-24.10%	-3.97%	6.41%
S&P 500 Index	-22.10%	-0.59%	8.66%

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.99%
Estimated Distribution (12b-1) Expenses*	0.06%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.05%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The Fund may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long-term.

Derivatives. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Temporary defensive position. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Putnam/JNL Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by Justin M. Scott, Managing Director and Chief Investment Officer of the Group. Mr. Scott joined Putnam in 1988 as Portfolio Manager in the International Equity Group. Prior to that, Mr. Scott was Executive Director and Portfolio Manager with Lazard Investors Ltd.

Putnam/JNL International Equity Fund (formerly the T. Rowe Price/JNL International Equity Investment Fund)

Investment Objective. The investment objective of the Putnam/JNL International Equity Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Fund normally has at least three countries represented in its portfolio, including both developed and emerging markets.

The Fund seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The sub-adviser’s process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

The sub-adviser selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. The sub-adviser begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companies which are potentially mispriced and merit further analysis. Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the sub-adviser’s International Core Equity portfolio management team, and their decision must be unanimous. A representative of the sub-adviser typically visits all companies before a purchase decision is finalized.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Emerging markets risk. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2000, Putnam Investment Management, Inc. replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Fund. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.

Annual Total Returns as of December 31(Pre-May 2000 results achieved by prior sub-adviser)

In the periods shown in the chart, the Fund’s highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Putnam/JNL International Equity Fund	-20.58%	-3.81%	0.41%
JPMorgan Stanley Europe and Australasia, Far East Equity Index	-17.52%	-4.33%	-1.36%

The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.18%
Estimated Distribution (12b-1) Expenses*	0.03%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.21%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$123
3 Years	$384
5 Years	$665
10 Years	$1,466

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

Derivatives. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Sub-Adviser and Portfolio Management. The sub-adviser to the Putnam/JNL International Equity Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the International Core Equity team at Putnam. The team is headed by Omid Kamshad, Managing Director and Chief Investment Officer of the group. Mr. Kamshad has been employed by Putnam since 1996. Prior to January 1996, Mr. Kamshad was employed at Lombard Odier International Portfolio Management Limited and prior to April 1995, he was employed at Baring Asset Management Company.

Putnam/JNL Midcap Growth Fund

Investment Objective. The investment objective of the Putnam/JNL Midcap Growth Fund is capital appreciation.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in common stocks of U.S. mid-capitalization companies, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.

  Mid-capitalization investing risk. The prices of equity securities of mid-capitalization companies may fluctuate more than equity securities of larger, more-established companies..

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
Putnam/JNL Midcap Growth Fund	-29.32%	-22.22%
Russell Midcap®Growth Index	-14.51%	-3.63%

The Russell Midcap® Growth Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.05%
Estimated Distribution (12b-1) Expenses*	0.05%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.10%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$112
3 Years	$350
5 Years	$606
10 Years	$1,340

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Foreign securities. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Portfolio turnover. The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

Temporary defensive position. At times the sub-adviser may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of the Fund’s shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Putnam/JNL Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Midcap Equity Growth team at Putnam. The team is headed by Eric M. Wetlaufer, Managing Director and Chief Investment Officer for the group. Mr. Wetlaufer has been with Putnam since 1997. Prior to 1997, Mr. Wetlaufer was with Cadence Capital Management.

Putnam/JNL Value Equity Fund

Investment Objective. The investment objective of the Putnam/JNL Value Equity Fund is capital growth, with income as a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $4 billion or greater.

The sub-adviser typically selects companies whose stocks have above-average valuations described by dividend yield, price/sale, price/earnings or price/book dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Fund’s exposure to a company when its stock price approaches, in the sub-adviser’s judgment, fair valuation.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 16.64% (4th quarter of 1998) and its lowest quarterly return was -17.36% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Putnam/JNL Value Equity Fund	-19.87%	-2.22%	6.86%
S&P 500 Index	-22.10%	-0.59%	8.66%

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM America, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.98%
Estimated Distribution (12b-1) Expense*	0.03%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.01%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$103
3 Years	$322
5 Years	$558
10 Years	$1,236

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. At times the sub-adviser may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of the Fund’s shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Putnam/JNL Value Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Large Cap Value team at Putnam. The team is headed by Deborah F. Kuenstner, CFA, Managing Director and Chief Investment Officer of the group. In this role, she heads the team managing large-cap value equity portfolios for retail and institutional clients. Ms. Kuenstner joined Putnam in 1997 as Senior Vice President and Senior Portfolio Manager in the International Core and Value Equity Group. In 1998, she was promoted to Chief Investment Officer of the International Value Equities team. A Chartered Financial Analyst, Ms. Kuenstner has 20 years of investment experience. Before joining Putnam, Ms. Kuenstner was a Senior Portfolio Manager of International Equities from 1989 through 1997 at DuPont Pension Fund Investment.

S&P/JNL Conservative Growth Fund I

Investment Objective. The investment objective of the S&P/JNL Conservative Growth Fund I is capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Conservative Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 55% to 65% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

  Market risk. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Emerging markets risk. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
S&P/JNL Conservative Growth Fund I	-8.48%	1.51%
Lehman Brothers Aggregate Bond Index	10.26%	7.59%
S&P 500 Index	-22.10%	-3.50%

The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 40% of the fixed-income investments of the Fund.

* The Fund began operations on April 9, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Moderate Growth Fund I

Investment Objective. The investment objective of the S&P/JNL Moderate Growth Fund I is to seek capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Moderate Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 70% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 30% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:

  Market risk. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Emerging markets risk. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
S&P/JNL Moderate Growth Fund I	-12.40%	0.96%
Lehman Brothers Aggregate Bond Index	10.26%	7.59%
S&P 500 Index	-22.10%	-3.33%

The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 25% of the fixed-income investments of the Fund.
*The Fund began operations on April 8, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Aggressive Growth Fund I

Investment Objective. The investment objective of the S&P/JNL Aggressive Growth Fund I is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth primarily through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve capital growth secondarily through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 85% to 95% of its assets to Underlying Funds that invest primarily in equity securities and 5% to 15% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Emerging markets risk. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -15.21% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
S&P/JNL Aggressive Growth Fund I	-18.26%	-0.52%
Lehman Brothers Aggregate Bond Index	10.26%	7.59%
S&P 500 Index	-22.10%	-3.33%

The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 10% of the fixed-income investments of the Fund.

* The Fund began operations on April 8, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Very Aggressive Growth Fund I

Investment Objective. The investment objective of the S&P/JNL Very Aggressive Growth Fund I is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Very Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates up to 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Emerging markets risk. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's average annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -18.15% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
S&P/JNL Very Aggressive Growth Fund I	-23.20%	-1.87%
S&P 500 Index	-22.10%	-3.43%

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 1, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Equity Growth Fund I

Investment Objective. The investment objective of the S&P/JNL Equity Growth Fund I is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which S&P/JNL Equity Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Emerging markets risk. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 27.60% (4th quarter of 1999) and its lowest quarterly return was -17.63% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
S&P/JNL Equity Growth Fund I	-23.34%	-3.14%
S&P 500 Index	-22.10%	-3.49%

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Equity Aggressive Growth Fund I

Investment Objective. The investment objective of the S&P/JNL Equity Aggressive Growth Fund I is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which S&P/JNL Equity Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  Emerging markets risk. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging market may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund’s highest quarterly return was 28.62% (4th quarter of 1999) and its lowest quarterly return was -18.22% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

	1 year	Life of Fund*
S&P/JNL Equity Aggressive Growth Fund I	-23.21%	-2.75%
S&P 500 Index	-22.10%	-3.67%

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 15, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Core Index 100 Fund

Investment Objective. The investment objective of the S&P/JNL Core Index 100 Fund is long-term capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Core Index 100 Fund may invest are the Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund and the PPM America/JNL Money Market Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities of the various indexes. These investments may include Funds that invest in stocks of large, established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

  Market risk. Because the Fund indirectly invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Small cap investing risk. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

  Index investing risk. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Fund’s performance will be more vulnerable to changes in the market value of those companies.

  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.

  The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

  The correlation between Fund and index performance may be affected by the Fund’s expenses and Underlying Funds’ expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds’ portfolios and the timing of purchases and redemptions of the underlying Funds’ shares. Because an Underlying Fund has expenses and other considerations that the index does not, the performance of an Underlying Fund that is intended to track an index generally will be less than that of the index.
  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities.

  High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Pre-payment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Funds foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds’ sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund’s portfolio. If the Underlying Fund’s sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.10%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Core Index 75 Fund

Investment Objective. The investment objective of the S&P/JNL Core Index 75 Fund is long-term capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 75% in the following Funds: Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund and JPMorgan/JNL Enhanced S&P 500 Stock Index Fund. The remaining 25% may be invested in the following Funds: AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

  Market risk. Because the Fund indirectly invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds’ sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund’s portfolio. If the Underlying Fund’s sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

  Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which an Underlying Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

  Index investing risk. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, an Underlying Fund’s performance will be more vulnerable to changes in the market value of those companies.

  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, an Underlying Fund’s performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.

  The underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

  The correlation between Fund and index performance may be affected by the Fund’s and Underlying Funds’ expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds’ portfolios and the timing of purchases and redemptions of Underlying Funds’ shares. Because an Underlying Fund that is intended to track an index has expenses and other considerations that the index does not, the performance of an Underlying Fund generally will be lower than that of the target index.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Pre-payment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Emerging markets risk. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information about the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Core Index 50 Fund

Investment Objective. The investment objective of the S&P/JNL Core Index 50 Fund is long-term capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 50% in the following Funds: Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund and JPMorgan/JNL Enhanced S&P 500 Stock Index Fund. The remaining 50% may be invested in the following Funds: AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

  Market risk. Because the Fund indirectly invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

  Index investing risk. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Underlying Funds’ performance will be more vulnerable to changes in the market value of those companies.

  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.

  The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

  The correlation between fund and index performance may be affected by the Fund’s expenses and the Underlying Funds’ expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds’ portfolios and the timing of purchases and redemptions of Underlying Funds’ shares. Because an Underlying Fund is subject to expenses and other considerations to which an index is not, the performance of an Underlying Fund generally will be lower than that of the index.

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds’ sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund’s portfolio. If the Underlying Fund’s sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Pre-payment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Emerging markets risk. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.20%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.20%

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

Expense Example

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Additional Information about the Other Investment Strategies. The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P’s other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industry equity analysts and covered the automotive and capital goods sectors.

Salomon Brothers/JNL Global Bond Fund

Investment Objective. The primary investment objective of the Salomon Brothers/JNL Global Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies. The Salomon Brothers/JNL Global Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. Government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The sub-adviser may invest in medium or lower-rated securities. The Fund does not currently intend to invest more than 75% of assets in non investment grade securities.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Fund and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. The sub-adviser anticipates that, under current market conditions, the Fund’s portfolio securities will have a weighted average life of 4½ to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

  High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Emerging markets risk. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 4.86% (2nd quarter of 1997) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Salomon Brothers/JNL Global Bond Fund	8.38%	5.30%	7.65%
Salomon Brothers Broad Investment Grade Bond Index	10.09%	7.52%	7.86%

The Salomon Brothers Broad Investment Grade Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.95%
Estimated Distribution (12b-1) Expense*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.95%

Other expenses paid exclude interest on reverse repurchase agreements. If the interest had been included in the fee table above, the Total Fund Annual Operating Expense would have been 0.99%.

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL Global Bond Fund is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM’s business offices are located at 399 Park Avenue,, New York, New York 10022.

In connection with SBAM’s service as sub-adviser to the Fund, Citigroup Asset Management Limited (“CAM Ltd”), whose business address is Citigroup Center, Canada Square, London E14 5LB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund. CAM Ltd. is compensated by SBAM at no additional expense to the Trust. CAM Ltd is an indirect, wholly owned subsidiary of Citigroup Inc.

Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund since the inception of the Fund. Beth Semmel assists Mr. Wilby in the day-to-day management of the Fund. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer – Fixed Income of SBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SBAM. Ms. Semmel joined SBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Fund since inception of the Fund.

David J. Scott, a Managing Director and Senior Portfolio Manager of SBAM, is primarily responsible for currency transactions and investments in non-dollar-denominated debt securities for the Fund. Mr. Scott joined SBAM in 1994.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. Government securities portions of the Fund. Mr. Lavan joined SBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

Salomon Brothers/JNL U.S. Government & Quality Bond Fund

Investment Objective. The investment objective of the Salomon Brothers/JNL U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies. The Salomon Brothers/JNL U.S. Government & Quality Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

  U.S. Treasury obligations;

  obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

  mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

  mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

  collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government; and

  repurchase agreements collateralized by any of the foregoing.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. Government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the sub-adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

  Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

  Mortgage-backed securities risk. Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 6.54% (3rd quarter of 2002) and its lowest quarterly return was -2.13% (1st quarter of 1996).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
Salomon Brothers/JNL U.S. Government & Quality Bond Fund	11.47%	7.22%	7.17%
Salomon Brothers Treasury Index	11.64%	7.72%	7.82%

The Salomon Brothers Treasury Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.78%
Estimated Distribution (12b-1) Expense*	0.00%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.78%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Temporary defensive position. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL U.S. Government & Quality Bond Fund is Salomon Brothers Asset Management Inc. (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM’s business offices are located at 388 Greenwich Street, New York, NY 10013.

Roger Lavan is primarily responsible for the day-to-day management of the Fund. Mr. Lavan joined SBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

T. Rowe Price/JNL Established Growth Fund

Investment Objective. The investment objective of the T. Rowe Price/JNL Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The sub-adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

  Derivatives risk. Investing in derivative instruments, such as options, futures contracts, hybrids, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Fund’s sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -15.30% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
T. Rowe Price/JNL Established Growth Fund	-23.33%	1.31%	9.91%
S&P 500 Index	-22.10%	-0.59%	8.66%

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	0.92%
Estimated Distribution (12b-1) Expense*	0.02%
Other Expenses	0%
Total Fund Annual Operating Expenses	0.94%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$96
3 Years	$300
5 Years	$520
10 Years	$1,155

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The T. Rowe Price/JNL Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the T. Rowe Price/JNL Established Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Robert W. Smith, as Committee Chairman, is responsible for the day-to-day management of the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Smith is a Vice President and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Fund since February 21, 1997.

T. Rowe Price/JNL Mid-Cap Growth Fund

Investment Objective. The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell Midcap® Growth Index – as of December 31, 2002, generally between $109 million and $15.7 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

The sub-adviser relies on its proprietary research to identify mid-capitalization companies with attractive growth prospects. The Fund seeks to invest primarily in companies that: (i) offer proven products or services; (ii) have a historical record of earnings growth that is above average; (iii) demonstrate the potential to sustain earnings growth; (iv) operate in industries experiencing increasing demand; and/or (v) have stock prices the sub-adviser believes are undervalued in the marketplace.

In pursuing its investment objective, the Fund’s sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

  Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

  Mid-cap investing risk. Stocks of mid-capitalization companies entail greater risk and are usually more volatile than shares of larger companies.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -19.54% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

	1 year	5 year	Life of Fund*
T. Rowe Price/JNL Mid-Cap Growth Fund	-21.93%	4.42%	11.78%
S&P MidCap 400 Index	-14.51%	6.40%	12.47%

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.03%
Estimated Distribution (12b-1) Expense*	0.01%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.04%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$106
3 Years	$331
5 Years	$574
10 Years	$1,571

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The Fund may also invest in securities other than U.S. common stocks, including foreign securities, futures and options, convertible securities, and warrants, in keeping with Fund objectives.

The Fund may invest up to 25% of its assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Derivatives. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the T. Rowe Price/JNL Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Brian W. Berghuis, Committee Chairman has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Berghuis, a Vice President of T. Rowe, has been managing investments since joining T. Rowe in 1985 and has had day-to-day responsibility for managing the Fund since the inception of the Fund.

T. Rowe Price/JNL Value Fund

Investment Objective. The investment objective of the T. Rowe Price/JNL Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

  low stock price relative to a company's underlying asset values;

  a plan to improve the business through restructuring; and

  a sound balance sheet and other positive financial characteristics.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

  Market risk. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall. Investing in small- and medium-company stocks generally involves greater risks, and they are typically more volatile than larger, more established ones.

  Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

  Small cap investing risk. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, the performance of the Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the periods shown in the chart, the Fund’s highest quarterly return was 11.26% (4th quarter of 2001) and its lowest quarterly return was -18.88% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

T. Rowe Price/JNL Value Fund	1 year	Life of Fund*
T. Rowe Price/JNL Value Fund	-16.84%	-2.17%
Russell 1000 Value Index	-17.49%	-7.86%

The Russell 1000 Value Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000.

Shareholder Transaction Expenses (fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Deferred Sales Load	None
Redemption Fee	None
Exchange Fee	None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management/Administrative Fee	1.00%
Estimated Distribution (12b-1) Expense*	0.02%
Other Expenses	0%
Total Fund Annual Operating Expenses	1.02%

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example

1 Year	$104
3 Years	$325
5 Years	$563
10 Years	$1,248

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. Foreign securities. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program. These may include:

  futures and options

  preferred stocks

  convertible securities and warrants

  fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets)

  hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options private placements

If the Fund uses hybrids, futures and options (potentially high risk derivatives), it will be exposed to additional volatility and potential losses.

Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Sub-Adviser and Portfolio Management. The sub-adviser to the T. Rowe Price/JNL Value Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Since March 2003, John D. Linehan, Committee Chairman, has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Linehan, a Vice President of T. Rowe, joined T. Rowe in 1998 and has been a member of the Fund's committee since 2001.

More About The Investment Objectives and Risks of All Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each S&P/JNL Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

		Advisory Fee (Annual Rate
		Based on Average Net
Fund	Assets	Assets of each Fund)
AIM/JNL Large Cap Growth Fund	$0 to $300 million	1.00%
	Over $300 million	.95%

AIM/JNL Small Cap Growth Fund	$0 to $300 million	1.05%
	Over $300 million	1.00%

AIM/JNL Premier Equity II Fund	$0 to $300 million	.95%
	Over $300 million	.90%

Alger/JNL Growth Fund	$0 to $300 million	.975%
	$300 million to $500 million	.95%
	Over $500 million	.90%

Alliance Capital/JNL Growth Fund	$0 to $250 million	.775%
	Over $250 million	.70%

Eagle/JNL Core Equity Fund	$0 to $50 million	.90%
	$50 million to $300 million	.85%
	Over $300 million	.75%

Eagle/JNL SmallCap Equity Fund	$0 to $150 million	.95%
	$150 million to $500 million	.90%
	Over $500 million	.85%

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund	$0 to $25 million	.80%
	Over $25 million	.75%

JPMorgan/JNL International Value Fund	$0 to $50 million	.975%
	$50 million to $200 million	.95%
	$200 million to $350 million	.90%
	Over $350 million	.85%

Janus/JNL Aggressive Growth Fund	$0 to $150 million	.95%
	$150 million to $250 million	.90%
	$250 million to $750 million	.85%
	$750 million to $1.5 billion	.80%
	Over $1.5 billion	.75%

Janus/JNL Balanced Fund	$0 to $250 million	.95%
	$250 million to $750 million	.90%
	$750 million to $1.5 billion	.85%
	Over $1.5 billion	.80%

Janus/JNL Capital Growth Fund	$0 to $150 million	.95%
	$150 million to $250 million	.90%
	$250 million to $750 million	.85%
	$750 million to $1.5 billion	.80%
	Over $1.5 billion	.75%

Janus/JNL Global Equities Fund	$0 to $150 million	1.00%
	$150 million to $300 million	.95%
	Over $300 million	.90%

Lazard/JNL Mid Cap Value Fund	$0 to $150 million	.975%
	$150 million to $300 million	.925%
	Over $300 million	.90%

Lazard/JNL Small Cap Value Fund	$0 to $50 million	1.05%
	$50 million to $150 million	1.00%
	$150 million to $300 million	.975%
	Over $300 million	.925%

Mellon Capital Management/JNL S&P 500 Index Fund	$0 to $500 million	.50%
	Over $500 million	.45%

Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund	$0 to $500 million	.50%
	Over $500 million	.45%

Mellon Capital Management/JNL Small Cap Index Fund	$0 to $500 million	.50%
	Over $500 million	.45%

Mellon Capital Management/JNL International Index Fund	$0 to $500 million	.50%
	Over $500 million	.45%

Mellon Capital Management/JNL Bond Index Fund	$0 to $500 million	.50%
	Over $500 million	.45%

Oppenheimer/JNL Global Growth Fund	$0 to $300 million	.90%
	Over $300 million	.80%

Oppenheimer/JNL Growth Fund	$0 to $300 million	.90%
	Over $300 million	.80%

PIMCO/JNL Total Return Bond Fund	All assets	.70%

PPM America/JNL Balanced Fund	$0 to $50 million	.75%
	$50 million to $150 million	.70%
	$150 million to $300 million	.675%
	$300 million to $500 million	.65%
	Over $500 million	.625%

PPM America/JNL High Yield Bond Fund	$0 to $50 million	.75%
	$50 million to $150 million	.70%
	$150 million to $300 million	.675%
	$300 million to $500 million	.65%
	Over $500 million	.625%

PPM America/JNL Money Market Fund	$0 to $150 million	.60%
	$150 million to $300 million	.575%
	$150 million to $300 million	.675%
	$300 million to $500 million	.55%
	Over $500 million	.525%

PPM America/JNL Value Fund	$0 to $300 million	.75%
	$300 million to $500 million	.70%
	Over $500 million	.65%

Putnam/JNL Equity Fund	$0 to $150 million	.90%
	$150 million to $300 million	.85%
	Over $300 million	.80%

Putnam/JNL International Equity Fund	$0 to $50 million	1.10%
	$50 million to $150 million	1.05%
	$150 million to $300 million	1.00%
	$300 million to $500 million	.95%
	Over $500 million	.90%

Putnam/JNL Midcap Growth Fund	$0 to $300 million	.95%
	Over $300 million	.90%

Putnam/JNL Value Equity Fund	$0 to $150 million	.90%
	$150 million to $300 million	.85%
	Over $300 million	.80%

S&P/JNL Conservative Growth Fund I	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Moderate Growth Fund I	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Aggressive Growth Fund I	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Very Aggressive Growth Fund I	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Equity Growth Fund I	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Equity Aggressive Growth Fund I	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Core Index 100 Fund	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Core Index 75 Fund	$0 to $500 million	.15%
	Over $500 million	.10%

S&P/JNL Core Index 50 Fund	$0 to $500 million	.15%
	Over $500 million	.10%

Salomon Brothers/JNL Global Bond Fund	$0 to $150 million	.85%
	$150 million to $500 million	.80%
	Over $500 million	.75%

Salomon Brothers/JNL U.S. Government & Quality Bond Fund	$0 to $150 million	.70%
	$150 million to $300 million	.65%
	$300 million to $500 million	.60%
	Over $500 million	.55%

T. Rowe Price/JNL Established Growth Fund	$0 to $150 million	.85%
	Over $150 million	.80%

T. Rowe Price/JNL Mid-Cap Growth Fund	$0 to $150 million	.95%
	Over $150 million	.90%

T. Rowe Price/JNL Value Fund	$0 to $300 million	.90%
	Over $300 million	.85%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser, except SPIAS, implements such programs by purchases and sales of securities. Because the investments of the Funds for which SPIAS is sub-adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the Securities and Exchange Commission that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds:

  performing initial due diligence on prospective sub-advisers for the Funds monitoring the performance of sub-advisers

  communicating performance expectations to the sub-advisers ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund, except the JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the Oppenheimer/JNL Global Growth Fund, the Mellon Capital Management/JNL International Index Fund, the Putnam/JNL International Equity Fund and the S&P/JNL Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the Oppenheimer/JNL Global Growth Fund, the Mellon Capital Management/JNL International Index Fund and the Putnam/JNL International Equity Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

BROKERAGE ENHANCEMENT PLAN

All Funds of the Trust except the PPM America/JNL Money Market Fund and each of the S&P/JNL Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the “Plan”). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions (“Brokerage Payments”) to introducing brokers to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services (“Brokerage Credits”) to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. The duty of best price and execution still applies to these transactions.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one Fund of the Trust to inure to the benefit of other Funds as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the “Brokerage Enhancement Plan” section of the SAI.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Funds at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Funds are not available to the general public directly. Some of the Funds are managed by sub-advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Trust’s procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value. This will occur if the Administrator determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.” Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

  when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

  when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

  during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in shares of the Fund. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001 and 2002 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information for other periods shown below were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL Series Trust

Financial Highlights

Period Ended	Net Asset Value, Beginning of Period	Increase (Decrease) from Investment Operations: Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investment Transactions	Return of Capital	Net Asset Value, End of Period	Supplemental Data: Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Assuming No Expense Reimbursement or Fees Paid Indirectly: Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
AIM/JNL Large Cap Growth Fund															
12/31/02	$ 10.97	$ (0.03)	$ (2.76)	$ (2.79)	$ -	$ (0.02)	$ -	$ 8.16	(25.47)%	$ 6,857	180.06%	1.10 %	(0.33)%	1.15 %	(0.38) %
10/29(a) - 12/31/01	10.00	-	0.97	0.97	-	-	-	10.97	9.70	6,058	14.93	1.10	(0.26)	1.32	(0.48)
AIM/JNL Premier Equity II Fund															
12/31/02	11.05	(0.03)	(3.09)	(3.12)	-	(0.03)	-	7.90	(28.23)	12,647	90.14	1.05	(0.38)	1.09	(0.42)
10/29(a) - 12/31/01	10.00	-	1.05	1.05	-	-	-	11.05	10.50	14,101	5.81	1.05	(0.04)	1.26	(0.25)
AIM/JNL Small Cap Growth Fund															
12/31/02	11.60	(0.07)	(3.10)	(3.17)	-	-	-	8.43	(27.32)	12,915	46.22	1.15	(0.83)	1.17	(0.85)
10/29(a) - 12/31/01	10.00	(0.01)	1.61	1.60	-	-	-	11.60	16.00	7,665	3.86	1.15	(0.74)	1.24	(0.83)
Alger/JNL Growth Fund															
12/31/02	16.33	(0.04)	(5.38)	(5.42)	-	-	-	10.91	(33.19)	175,439	238.63	1.08	(0.25)	n/a	n/a
12/31/01	18.58	(0.04)	(2.18)	(2.22)	-	(0.03)	-	16.33	(11.97)	341,162	86.80	1.07	(0.23)	n/a	n/a
12/31/00	22.91	(0.01)	(3.08)	(3.09)	-	(1.24)	-	18.58	(13.44)	459,577	88.34	1.07	(0.03)	n/a	n/a
12/31/99	18.95	(0.03)	6.42	6.39	-	(2.43)	-	22.91	33.80	400,639	122.58	1.07	(0.22)	n/a	n/a
12/31/98	13.56	-	6.20	6.20	-	(0.81)	-	18.95	45.66	164,948	121.39	1.06	(0.02)	1.06	(0.02)
Alliance Capital/JNL Growth Fund															
12/31/02	11.57	(0.01)	(3.58)	(3.59)	-	-	-	7.98	(31.03)	86,891	54.13	0.88	(0.10)	0.89	(0.11)
12/31/01	13.55	-	(1.97)	(1.97)	(0.01)	-	-	11.57	(14.57)	140,511	65.21	0.87	0.05	0.90	0.02
12/31/00	16.64	-	(2.93)	(2.93)	-	(0.16)	-	13.55	(17.59)	92,981	47.01	0.87	0.01	n/a	n/a
12/31/99	13.28	(0.01)	3.76	3.75	-	(0.39)	-	16.64	28.23	18,296	51.15	0.88	(0.07)	n/a	n/a
03/02(a)-12/31/98	10.00	(0.01)	3.29	3.28	-	-	-	13.28	32.80	4,573	136.69	0.93	(0.06)	2.13	(1.26)
Eagle/JNL Core Equity Fund															
12/31/02	14.53	0.10	(3.08)	(2.98)	(0.10)	-	-	11.45	(20.53)	149,242	94.37	0.97	0.78	1.00	0.75
12/31/01	16.21	0.07	(1.67)	(1.60)	(0.07)	(0.01)	-	14.53	(9.83)	174,813	102.56	0.97	0.58	0.99	0.56
12/31/00	18.47	0.08	(0.08)	-	(0.09)	(2.17)	-	16.21	0.28	146,688	192.40	0.97	0.57	n/a	n/a
12/31/99	15.91	0.11	3.63	3.74	(0.11)	(1.07)	-	18.47	23.55	95,329	124.71	0.99	0.97	n/a	n/a
12/31/98	13.75	0.10	2.17	2.27	(0.09)	(0.02)	-	15.91	16.54	37,169	67.04	1.05	1.07	1.17	0.95
Eagle/JNL SmallCap Equity Fund															
12/31/02	15.55	(0.08)	(3.46)	(3.54)	-	-	-	12.01	(22.77)	76,198	71.45	1.05	(0.49)	1.08	(0.52)
12/31/01	14.20	(0.41)	1.97	1.56	-	(0.21)	-	15.55	11.00	112,967	65.36	1.05	(0.31)	1.07	0.33
12/31/00	16.97	(0.04)	(2.23)	(2.27)	-	(0.50)	-	14.20	(13.25)	77,200	89.43	1.05	(0.30)	n/a	n/a
12/31/99	14.82	(0.04)	2.88	2.84	-	(0.69)	-	16.97	19.27	61,504	61.69	1.05	(0.35)	n/a	n/a
12/31/98	14.73	(0.06)	0.23	0.17	-	(0.08)	-	14.82	1.18	34,953	51.90	1.10	(0.42)	1.17	(0.49)
Janus/JNL Aggressive Growth Fund															
12/31/02	18.55	(0.04)	(5.48)	(5.52)	-	-	-	13.03	(29.76)	215,884	117.19	1.02	(0.18)	1.10	(0.26)
12/31/01	26.65	-	(8.04)	(8.04)	(0.01)	(0.05)	-	18.55	(30.18)	436,946	100.02	0.99	0.05	1.02	0.02
12/31/00	39.97	0.16	(8.45)	(8.29)	(0.51)	(4.52)	-	26.65	(20.97)	744,972	61.65	0.98	0.25	n/a	n/a
12/31/99	22.09	(0.06)	20.87	20.81	-	(2.93)	-	39.97	94.43	654,546	55.06	1.01	(0.40)	n/a	n/a
12/31/98	14.53	(0.06)	8.45	8.39	(0.05)	(0.78)	-	22.09	57.66	161,842	114.51	1.10	(0.35)	1.10	(0.35)

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

170

JNL Series Trust

Financial Highlights

Period Ended	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations: Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investment Transactions	Return of Capital	Net Asset Value, End of Period	Supplemental Data: Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Assuming No Expense Reimbursement of Fees Paid Indirectly: Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)
Janus/JNL Balanced Fund															
12/31/02	$ 9.05	$ 0.20	$ (0.80)	$ (0.60)	$ (0.19)	$ -	$ -	$ 8.26	(8.57)%	$ 75,591	90.71%	1.05 %	2.11 %	1.07 %	2.09 %
12/31/01	9.69	0.21	(0.65)	(0.44)	(0.20)	-	-	9.05	(4.49)	72,281	105.66	1.05	2.48	1.06	2.47
05/01(a)-12/31/00	10.00	0.11	(0.31)	(0.20)	(0.11)	-	-	9.69	(2.00)	44,294	41.10	1.05	2.42	n/a	n/a
Janus/JNL Capital Growth Fund															
12/31/02	13.83	(0.07)	(3.97)	(4.04)	-	-	-	9.79	(29.21)	135,669	56.03	1.04	(0.51)	1.09	(0.56)
12/31/01	23.55	(0.11)	(9.35)	(9.46)	-	(0.26)	-	13.83	(40.19)	260,728	96.69	1.01	(0.61)	1.03	(0.63)
12/31/00	43.62	(0.20)	(14.90)	(15.10)	-	(4.97)	-	23.55	(34.74)	496,830	110.81	0.99	(0.67)	n/a	n/a
12/31/99	20.73	(0.13)	25.85	25.72	-	(2.83)	-	43.62	124.19	509,086	102.26	1.03	(0.75)	n/a	n/a
12/31/98	16.50	(0.12)	5.92	5.80	-	(1.57)	-	20.73	35.16	111,037	128.95	1.09	(0.68)	1.09	(0.68)
Janus/JNL Global Equities Fund															
12/31/02	19.48	0.10	(5.38)	(5.28)	(0.14)	-	-	14.06	(27.12)	206,070	65.19	1.07	0.45	1.10	0.42
12/31/01	25.97	0.08	(6.19)	(6.11)	(0.35)	(0.03)	-	19.48	(23.50)	389,790	93.37	1.05	0.42	1.06	0.41
12/31/00	35.69	0.07	(6.55)	(6.48)	(0.59)	(2.65)	-	25.97	(18.28)	665,187	65.56	1.03	0.03	n/a	n/a
12/31/99	22.11	-	14.27	14.27	-	(0.69)	-	35.69	64.58	597,241	61.60	1.06	0.01	n/a	n/a
12/31/98	17.48	0.04	4.66	4.70	(0.07)	-	-	22.11	26.87	240,305	61.46	1.14	0.13	1.30	(0.03)
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund															
12/31/02	8.21	0.04	(2.09)	(2.05)	-	-	-	6.16	(24.94)	42,071	63.08	0.89	0.69	0.90	0.68
12/31/01	9.34	0.03	(1.13)	(1.10)	(0.03)	-	-	8.21	(11.78)	31,415	55.97	0.90	0.44	n/a	n/a
12/31/00	10.58	0.04	(1.24)	(1.20)	(0.03)	(0.01)	-	9.34	(11.38)	22,622	57.14	0.90	0.56	n/a	n/a
05/16(a)-12/31/99	10.00	0.03	0.65	0.68	(0.03)	(0.07)	-	10.58	6.85	5,341	34.39	0.90	0.56	n/a	n/a
JPMorgan/JNL International Value Fund															
12/31/02	7.75	0.07	(2.13)	(2.06)	(0.13)	-	-	5.56	(26.59)	5,642	146.48	1.08	0.95	n/a	n/a
12/31/01	9.79	0.09	(2.08)	(1.99)	(0.04)	(0.01)	-	7.75	(20.33)	7,304	82.18	1.07	1.07	n/a	n/a
12/31/00	13.15	0.04	(2.10)	(2.06)	(0.06)	(1.24)	-	9.79	(15.45)	9,264	120.75	1.07	0.40	n/a	n/a
12/31/99	9.82	0.06	3.67	3.73	(0.21)	(0.19)	-	13.15	38.62	7,777	66.82	1.08	0.53	n/a	n/a
03/02(a)-12/31/98	10.00	0.08	(0.20)	(0.12)	(0.06)	-	-	9.82	(1.24)	4,987	231.68	1.13	0.62	2.64	(0.09)
Lazard/JNL Mid Cap Value Fund															
12/31/02	11.97	0.03	(1.72)	(1.69)	(0.03)	(0.02)	-	10.23	(14.08)	76,890	98.18	1.08	0.41	1.12	0.37
12/31/01	11.75	0.06	1.50	1.56	(0.06)	(1.28)	-	11.97	13.24	28,896	143.12	1.07	0.65	1.20	0.52
12/31/00	9.63	0.03	2.40	2.43	(0.03)	(0.28)	-	11.75	25.37	15,478	134.53	1.07	0.37	n/a	n/a
12/31/99	9.21	0.02	0.42	0.44	(0.02)	-	-	9.63	4.77	6,394	118.56	1.08	0.25	n/a	n/a
03/02(a)-12/31/98	10.00	0.03	(0.79)	(0.76)	(0.03)	-	-	9.21	(7.64)	4,731	70.72	1.13	0.34	1.85	(0.38)

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) The Portfolio Turnover excludes dollar roll transactions.

171

JNL Series Trust

Financial Highlights

Period Ended	Net Asset Value, Beginning of Period	Increase (Decrease) from Investment Operations: Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investment Transactions	Return of Capital	Net Asset Value, End of Period	Supplemental Data: Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Assuming No Expense Reimbursement or Fees Paid Indirectly: Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
Lazard/JNL Small Cap Value Fund															
12/31/02	$ 11.40	$ -	$ (1.96)	$ (1.96)	$ -	$ (0.04)	$ -	$ 9.40	(17.22)%	$ 74,559	94.87%	1.14 %	(0.03)%	1.17 %	(0.06) %
12/31/01	10.28	0.02	1.77	1.79	(0.02)	(0.65)	-	11.40	17.34	35,164	78.01	1.15	0.32	1.21	0.26
12/31/00	8.84	0.02	1.45	1.47	(0.03)	-	-	10.28	16.60	14,614	58.07	1.15	0.36	n/a	n/a
12/31/99	8.70	0.03	0.14	0.17	(0.03)	-	-	8.84	1.96	6,313	53.35	1.15	0.43	n/a	n/a
03/02(a)-12/31/98	10.00	(0.01)	(1.28)	(1.29)	-	-	(0.01)	8.70	(12.92)	4,804	40.15	1.20	(0.04)	1.89	(0.73)
Mellon Capital Management/JNL Bond Index Fund															
01/15(a)-12/31/02	10.00	0.36	0.50	0.86	(0.36)	(0.02)	-	10.48	8.55	34,286	77.16	0.60	4.12	n/a	n/a
Mellon Capital Management/JNL International Index Fund															
01/15(a)-12/31/02	10.00	0.15	(1.51)	(1.36)	(0.20)	-	-	8.44	(13.60)	26,518	32.40	0.65	1.56	n/a	n/a
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund															
01/15(a)-12/31/02	10.00	0.06	(1.45)	(1.39)	(0.06)	-	-	8.55	(13.94)	12,728	60.00	0.60	0.60	0.61	0.59
Mellon Capital Management/JNL S&P 500 Index Fund															
01/15(a)-12/31/02	10.00	0.05	(2.26)	(2.21)	-	-	-	7.79	(22.10)	46,776	1.89	0.60	1.15	0.61	1.14
Mellon Capital Management/JNL Small Cap Index Fund															
01/15(a)-12/31/02	10.00	0.08	(2.06)	(1.98)	(0.08)	-	-	7.94	(19.79)	20,027	49.44	0.60	0.96	0.62	0.94
Oppenheimer/JNL Global Growth Fund															
12/31/02	9.27	0.03	(2.10)	(2.07)	-	-	-	7.20	(22.33)	50,522	64.05	1.05	0.44	n/a	n/a
05/01(a)-12/31/01	10.00	0.03	(0.76)	(0.73)	-	-	-	9.27	(7.30)	59,841	44.80	1.05	0.54	n/a	n/a
Oppenheimer/JNL Growth Fund															
12/31/02	9.41	(0.03)	(2.35)	(2.38)	-	-	-	7.03	(25.29)	17,846	55.58	1.00	(0.46)	n/a	n/a
05/01(a)-12/31/01	10.00	0.01	(0.59)	(0.58)	(0.01)	-	-	9.41	(5.82)	13,557	58.88	1.00	0.17	n/a	n/a
PIMCO/JNL Total Return Bond Fund															
12/31/02	10.66	0.24	0.70	0.94	-	-	-	11.60	8.85	211,362	116.05	0.80	3.23	n/a	n/a
12/31/01	10.29	0.30	0.68	0.98	(0.28)	(0.33)	-	10.66	9.52	54,851	112.25	0.80	4.35	n/a	n/a
12/31/00	9.64	0.45	0.68	1.13	(0.47)	(0.01)	-	10.29	11.75	21,715	221.61	0.93 (e)	5.98	n/a	n/a
12/31/99	10.16	0.49	(0.52)	(0.03)	(0.49)	-	-	9.64	(0.28)	9,451	91.12	0.80	5.41	n/a	n/a
03/02(a)-12/31/98	10.00	0.31	0.26	0.57	(0.31)	(0.10)	-	10.16	5.70	6,133	269.16	0.85	4.95	1.57	4.23
PPM America/JNL Balanced Fund															
12/31/02	14.00	0.42	(0.69)	(0.27)	(0.42)	(0.17)	-	13.14	(1.93)	217,013	66.30	0.81	2.98	0.81	2.98
12/31/01	13.13	0.41	0.98	1.39	(0.44)	(0.08)	-	14.00	10.57	212,196	42.38	0.81	3.28	n/a	n/a
12/31/00	12.60	0.50	0.52	1.02	(0.46)	(0.03)	-	13.13	8.25	155,270	25.76	0.82	4.02	n/a	n/a
12/31/99	13.48	0.44	(0.45)	(0.01)	(0.44)	(0.43)	-	12.60	(0.11)	143,012	35.02	0.82	3.71	n/a	n/a
12/31/98	13.06	0.47	0.84	1.31	(0.47)	(0.42)	-	13.48	10.06	95,974	33.74	0.85	3.87	0.85	3.87

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The ratio of net operating expenses was 0.80%.

172

JNL Series Trust
Financial Highlights

Period Ended	Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations: Net Investment Income (Loss)	Increase (Decrease) from Investment Operations: Net Realized & Unrealized Gains (Losses)	Increase (Decrease) from Investment Operations: Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investment Transactions	Return of Capital	Net Asset Value, End of Period	Supplemental Data: Total Return(b)	Supplemental Data: Net Assets, End of Period (in thousands)	Supplemental Data: Portfolio Turnover (d)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Assuming No Expense Reimbursement or Fees Paid Indirectly: Ratio of Expenses to Average Net Assets (c)	Assuming No Expense Reimbursement or Fees Paid Indirectly: Ratio of Net Investment Income (Loss) to Average Net Assets (c)
PPM America/JNL High Yield Bond Fund															
12/31/02	$ 8.29	$ 0.66	$ (0.49)	$ 0.17	$ (0.67)	$ -	$ -	$ 7.79	2.05 %	$ 161,094	61.00%	0.82 %	7.89 %	n/a %	n/a %
12/31/01	8.60	0.79	(0.30)	0.49	(0.80)	-	-	8.29	5.67	160,781	41.24	0.81	8.68	n/a	n/a
12/31/00	10.13	0.98	(1.55)	(0.57)	(0.96)	-	-	8.60	(5.62)	144,516	62.41	0.82	10.06	n/a	n/a
12/31/99	10.89	0.88	(0.76)	0.12	(0.88)	-	-	10.13	1.09	147,023	61.03	0.82	9.22	n/a	n/a
12/31/98	11.48	0.91	(0.47)	0.44	(0.91)	(0.12)	-	10.89	3.84	101,485	129.85	0.83	8.62	0.83	8.62
PPM America/JNL Money Market Fund															
12/31/02	1.00	0.01	-	0.01	(0.01)	-	-	1.00	1.07	214,520	n/a	0.69	1.07	n/a	n/a
12/31/01	1.00	0.03	-	0.03	(0.03)	-	-	1.00	3.45	242,518	n/a	0.69	3.28	n/a	n/a
12/31/00	1.00	0.06	-	0.06	(0.06)	-	-	1.00	5.83	185,012	n/a	0.70	5.73	n/a	n/a
12/31/99	1.00	0.05	-	0.05	(0.05)	-	-	1.00	4.67	164,446	n/a	0.70	4.63	n/a	n/a
12/31/98	1.00	0.05	-	0.05	(0.05)	-	-	1.00	4.99	56,349	n/a	0.74	4.87	0.75	4.86
PPM America/JNL Value Fund															
09/30(a)-12/31/02	10.00	0.06	0.91	0.97	-	-	-	10.97	9.70	18,004	8.64	0.85	2.24	0.98	2.11
Putnam/JNL Equity Fund															
12/31/02	17.18	-	(4.14)	(4.14)	-	-	-	13.04	(24.10)	153,303	123.47	0.99	0.23	1.05	0.17
12/31/01	22.91	(0.01)	(5.72)	(5.73)	-	-	-	17.18	(25.01)	282,049	91.77	0.96	(0.07)	0.99	(0.10)
12/31/00	28.45	(0.05)	(5.03)	(5.08)	-	(0.46)	-	22.91	(17.85)	497,299	77.67	0.94	(0.22)	0.95	(0.23)
12/31/99	22.88	(0.04)	6.76	6.72	-	(1.15)	-	28.45	29.41	454,393	74.67	0.97	(0.21)	n/a	n/a
12/31/98	16.99	(0.01)	5.94	5.93	(0.01)	(0.03)	-	22.88	34.93	182,097	70.55	1.01	(0.07)	1.01	(0.07)
Putnam/JNL International Equity Fund															
12/31/02	9.66	0.08	(2.07)	(1.99)	(0.08)	-	-	7.59	(20.58)	78,272	134.52	1.18	0.83	1.21	0.80
12/31/01	12.23	0.08	(2.56)	(2.48)	(0.07)	(0.02)	-	9.66	(20.29)	103,972	66.42	1.17	0.76	1.18	0.75
12/31/00	16.79	0.08	(2.49)	(2.41)	(0.01)	(2.14)	-	12.23	(13.99)	126,816	138.12	1.17	0.44	n/a	n/a
12/31/99	13.62	0.09	4.28	4.37	(0.16)	(1.04)	-	16.79	32.11	105,034	26.19	1.18	0.63	n/a	n/a
12/31/98	12.09	0.16	1.58	1.74	(0.19)	(0.02)	-	13.62	14.43	70,927	16.39	1.23	0.88	1.28	0.83
Putnam/JNL Midcap Growth Fund															
12/31/02	7.23	(0.04)	(2.08)	(2.12)	-	-	-	5.11	(29.32)	18,647	116.70	1.05	(0.62)	1.10	(0.67)
12/31/01	9.90	(0.05)	(2.62)	(2.67)	-	-	-	7.23	(26.97)	29,541	211.61	1.05	(0.46)	1.09	(0.50)
05/01(a)-12/31/00	10.00	-	(0.10)	(0.10)	-	-	-	9.90	(1.00)	46,122	58.67	1.05	(0.09)	1.06	(0.10)
Putnam/JNL Value Equity Fund															
12/31/02	16.50	0.16	(3.44)	(3.28)	(0.16)	-	-	13.06	(19.87)	256,100	62.19	0.98	1.06	1.01	1.03
12/31/01	17.78	0.15	(1.27)	(1.12)	(0.16)	-	-	16.50	(6.32)	347,246	82.54	0.96	0.89	0.99	0.86
12/31/00	16.78	0.16	1.00	1.16	(0.16)	-	-	17.78	6.96	422,750	86.43	0.96	1.05	0.97	1.04
12/31/99	18.24	0.19	(0.38)	(0.19)	(0.20)	(1.07)	-	16.78	(1.04)	319,454	72.23	0.98	1.19	n/a	n/a
12/31/98	16.82	0.16	1.94	2.10	(0.16)	(0.52)	-	18.24	12.48	195,936	77.80	1.01	1.06	1.01	1.06

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

173

JNL Series Trust

Financial Highlights

Period Ended	Net Asset Value, Beginning of Period	Increase (Decrease) from Investment Operations: Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investment Transactions	Return of Capital	Net Asset Value, End of Period	Supplemental Data: Total Return (b)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Assuming No Expense Reimbursement or Fees Paid Indirectly: Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)
S&P/JNL Aggressive Growth Fund I															
12/31/02	$ 10.45	$ 0.06	$ (1.97)	$ (1.91)	$ (0.10)	$ -	$ -	$ 8.44	(18.26)%	$ 97,110	37.53%	0.20 %	0.77 %	n/a %	n/a %
12/31/01	12.86	0.02	(1.38)	(1.36)	(0.35)	(0.70)	-	10.45	(10.56)	107,519	67.65	0.20	1.16	n/a	n/a
12/31/00	14.69	(0.10)	(1.28)	(1.38)	(0.17)	(0.28)	-	12.86	(9.37)	95,075	24.94	0.20	1.62	n/a	n/a
12/31/99	10.88	(0.15)	4.00	3.85	(0.04)	-	-	14.69	35.38	41,329	26.50	0.20	1.22	n/a	n/a
04/08(a)-12/31/98	10.00	0.27	0.61	0.88	-	-	-	10.88	8.80	4,425	126.18	0.20	7.34	n/a	n/a
S&P/JNL Conservative Growth Fund I															
12/31/02	10.54	0.10	(0.99)	(0.89)	(0.17)	-	-	9.48	(8.48)	227,833	31.43	0.20	1.75	n/a	n/a
12/31/01	11.83	0.08	(0.65)	(0.57)	(0.34)	(0.38)	-	10.54	(4.78)	187,495	49.46	0.20	2.42	n/a	n/a
12/31/00	12.45	0.11	(0.31)	(0.20)	(0.23)	(0.19)	-	11.83	(1.55)	139,701	25.30	0.20	3.53	n/a	n/a
12/31/99	10.47	(0.06)	2.10	2.04	(0.06)	-	-	12.45	19.52	72,998	12.96	0.20	3.97	n/a	n/a
04/09(a)-12/31/98	10.00	0.38	0.09	0.47	-	-	-	10.47	4.70	10,026	36.08	0.20	14.15	n/a	n/a
S&P/JNL Core Index 100 Fund															
01/15(a)-12/31/02	10.00	0.07	(1.41)	(1.34)	-	-	-	8.66	(13.40)	14,213	26.04	0.20	1.87	n/a	n/a
S&P/JNL Core Index 50 Fund															
01/15(a)-12/31/02	10.00	0.01	(2.17)	(2.16)	-	-	-	7.84	(21.60)	1,969	46.56	0.20	0.25	n/a	n/a
S&P/JNL Core Index 75 Fund															
01/15(a)-12/31/02	10.00	0.05	(1.80)	(1.75)	-	-	-	8.25	(17.50)	4,460	18.99	0.20	1.30	n/a	n/a
S&P/JNL Equity Aggressive Growth Fund I															
12/31/02	9.58	-	(2.22)	(2.22)	(0.01)	-	-	7.35	(23.21)	31,372	41.22	0.20	0.00	n/a	n/a
12/31/01	12.59	(0.05)	(1.67)	(1.72)	(0.31)	(0.98)	-	9.58	(13.69)	41,038	75.09	0.20	0.06	n/a	n/a
12/31/00	15.56	(0.21)	(2.17)	(2.38)	(0.17)	(0.42)	-	12.59	(15.27)	40,471	28.62	0.20	0.56	n/a	n/a
12/31/99	10.75	(0.16)	5.02	4.86	(0.05)	-	-	15.56	45.25	18,680	41.60	0.20	(0.09)	n/a	n/a
04/15(a)-12/31/98	10.00	0.21	0.54	0.75	-	-	-	10.75	7.50	3,238	67.88	0.20	7.01	n/a	n/a
S&P/JNL Equity Growth Fund I															
12/31/02	9.73	-	(2.27)	(2.27)	(0.01)	-	-	7.45	(23.34)	105,130	36.47	0.20	0.02	n/a	n/a
12/31/01	12.59	(0.06)	(1.73)	(1.79)	(0.26)	(0.81)	-	9.73	(14.31)	145,413	76.59	0.20	0.09	n/a	n/a
12/31/00	15.21	(0.18)	(1.96)	(2.14)	(0.15)	(0.33)	-	12.59	(14.06)	135,523	28.83	0.20	0.52	n/a	n/a
12/31/99	10.64	(0.18)	4.77	4.59	(0.02)	-	-	15.21	43.19	60,879	34.62	0.20	(0.01)	n/a	n/a
04/13(a)-12/31/98	10.00	0.21	0.43	0.64	-	-	-	10.64	6.40	5,035	72.69	0.20	6.93	n/a	n/a
S&P/JNL Moderate Growth Fund I															
12/31/02	10.70	0.08	(1.41)	(1.33)	(0.12)	-	-	9.25	(12.40)	331,543	32.67	0.20	1.26	n/a	n/a
12/31/01	12.37	0.01	(0.92)	(0.91)	(0.32)	(0.44)	-	10.70	(7.34)	298,741	59.64	0.20	1.66	n/a	n/a
12/31/00	13.42	0.03	(0.62)	(0.59)	(0.21)	(0.25)	-	12.37	(4.35)	222,052	19.23	0.20	2.61	n/a	n/a
12/31/99	10.63	(0.11)	2.95	2.84	(0.05)	-	-	13.42	26.74	110,608	17.15	0.20	2.99	n/a	n/a
04/08(a)-12/31/98	10.00	0.36	0.27	0.63	-	-	-	10.63	6.30	12,612	57.96	0.20	13.74	n/a	n/a

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) The Portfolio Turnover excludes dollar roll transactions.

174

JNL Series Trust

Financial Highlights

Period Ended	Net Asset Value, Beginning of Period	Increase (Decrease) from Investment Operations: Net Investment Income (Loss)	Increase (Decrease) from Investment Operations: Net Realized & Unrealized Gains (Losses)	Increase (Decrease) from Investment Operations: Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investment Transactions	Return of Capital	Net Asset Value, End of Period	Supplemental Data: Total Return(b)	Supplemental Data: Net Assets, End of Period (in thousands)	Supplemental Data: Portfolio Turnover (d)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Assuming No Expense Reimbursement or Fees Paid Indirectly: Ratio of Expenses to Average Net Assets (c)	Assuming No Expense Reimbursement or Fees Paid Indirectly: Ratio of Net Investment Income (Loss) to Average Net Assets (c)
S&P/JNL Very Aggressive Growth Fund I															
12/31/02	$ 9.93	$ -	$ (2.30)	$ (2.30)	$ (0.01)	$ -	$ -	$ 7.62	(23.20)%	$ 42,128	39.74 %	0.20 %	(0.04)%	n/a %	n/a %
12/31/01	13.08	(0.04)	(1.76)	(1.80)	(0.28)	(1.07)	-	9.93	(13.73)	58,358	92.20	0.20	0.07	n/a	n/a
12/31/00	16.61	(0.29)	(2.56)	(2.85)	(0.18)	(0.50)	-	13.08	(17.16)	57,841	29.95	0.20	0.54	n/a	n/a
12/31/99	11.19	(0.21)	5.68	5.47	(0.04)	(0.01)	-	16.61	48.86	23,588	141.89	0.20	(0.13)	n/a	n/a
04/01(a)-12/31/98	10.00	0.24	0.95	1.19	-	-	-	11.19	11.90	2,441	121.03	0.20	5.73	n/a	n/a
Salomon Brothers/JNL Global Bond Fund															
12/31/02	10.41	0.65	0.22	0.87	(0.65)	-	-	10.63	8.38	125,881	83.34	0.95	6.22	n/a	n/a
12/31/01	10.37	0.68	0.01	0.69	(0.65)	-	-	10.41	6.71	123,310	86.36	0.98 (e)	6.46	n/a	n/a
12/31/00	10.25	0.68	0.06	0.74	(0.62)	-	-	10.37	7.28	116,654	93.13	0.95	7.42	n/a	n/a
12/31/99	10.67	0.62	(0.42)	0.20	(0.62)	-	-	10.25	1.87	81,061	98.01	0.95	7.22	n/a	n/a
12/31/98	11.12	0.72	(0.45)	0.27	(0.72)	-	-	10.67	2.46	48,167	261.87	1.00	7.05	1.01	7.04
Salomon Brothers/JNL U.S. Government & Quality Bond Fund															
12/31/02	11.17	0.42	0.86	1.28	(0.42)	(0.14)	-	11.89	11.47	304,265	35.72	0.78	4.26	n/a	n/a
12/31/01	10.96	0.50	0.25	0.75	(0.49)	(0.05)	-	11.17	6.92	226,275	69.10	0.82 (f)	5.09	n/a	n/a
12/31/00	10.36	0.60	0.59	1.19	(0.59)	-	-	10.96	11.50	138,122	49.09	0.80	6.06	n/a	n/a
12/31/99	11.15	0.51	(0.79)	(0.28)	(0.51)	-	-	10.36	(2.50)	106,329	122.72	0.80	5.45	n/a	n/a
12/31/98	10.69	0.41	0.60	1.01	(0.41)	(0.14)	-	11.15	9.40	63,785	429.70	1.28 (g)	5.33	1.29	5.32
T. Rowe Price/JNL Established Growth Fund															
12/31/02	16.78	0.01	(3.92)	(3.91)	(0.02)	-	-	12.85	(23.33)	316,367	46.16	0.92	0.08	0.94	0.04
12/31/01	18.74	0.02	(1.94)	(1.92)	-	(0.04)	-	16.78	(10.23)	474,105	63.38	0.92	0.12	0.92	0.12
12/31/00	21.70	-	(0.11)	(0.11)	(0.01)	(2.84)	-	18.74	(0.34)	411,855	77.19	0.92	0.03	0.92	0.02
12/31/99	19.06	0.03	4.12	4.15	(0.03)	(1.48)	-	21.70	21.77	351,338	61.45	0.93	0.16	n/a	n/a
12/31/98	15.62	0.05	4.29	4.34	(0.06)	(0.84)	-	19.06	27.78	216,599	54.93	0.95	0.38	0.95	0.38
T. Rowe Price/JNL Mid-Cap Growth Fund															
12/31/02	23.12	(0.15)	(4.92)	(5.07)	-	-	-	18.05	(21.93)	248,327	42.22	1.03	(0.67)	1.04	(0.68)
12/31/01	23.47	(0.13)	(0.22)	(0.35)	-	-	-	23.12	(1.49)	366,028	44.26	1.02	(0.56)	1.03	(0.57)
12/31/00	23.71	(0.04)	1.67	1.63	-	(1.87)	-	23.47	7.16	419,796	47.90	1.02	(0.20)	n/a	n/a
12/31/99	20.43	(0.05)	4.93	4.88	-	(1.60)	-	23.71	24.01	288,502	56.68	1.03	(0.28)	n/a	n/a
12/31/98	17.37	(0.07)	3.80	3.73	-	(0.67)	-	20.43	21.49	189,636	50.92	1.04	(0.37)	1.04	(0.37)
T. Rowe Price/JNL Value Fund															
12/31/02	11.11	0.09	(1.96)	(1.87)	-	(0.02)	-	9.22	(16.84)	220,106	38.21	1.00	0.97	1.02	0.95
12/31/01	11.14	0.08	0.01	0.09	(0.08)	(0.04)	-	11.11	0.78	216,408	42.29	1.00	0.93	1.02	0.91
05/01(a)-12/31/00	10.00	0.09	1.16	1.25	(0.09)	(0.02)	-	11.14	12.54	26,446	44.84	1.00	1.47	1.01	1.46

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) The Portfolio Turnover excludes dollar roll transactions.
(e) The ratio of net operating expenses was 0.95%.
(f) The ratio of net operating expenses was 0.79%.
(g) The ratio of net operating expenses was 0.85%.

175

__________

* The Janus/JNL Global Equities Fund (the “Fund”) has been closed to new contract holders since September 1, 2000. The Fund is still available to contract holders who purchased their contract prior to September 1, 2000, even if the contract holder does not have a current allocation in the Fund. The Fund is also available to both new and existing contract holders as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I, and the S&P/JNL Equity Aggressive Growth Fund I.

1 MSCI EAFE is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2003

JNL SERIES TRUST

You can find more information about the Trust in:

  The Trust’s Statement of Additional Information (SAI) dated May 1, 2003, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

  The Trust’s Annual and Semi-Annual Reports to shareholders, which show the Fund’s actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683 (toll-free), or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.

The Trust's SEC file number is: 811-8894